UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
 Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Report to Stockholders.

Semi-Annual Report

December 31, 2009

BARRETT

GROWTH FUND

Letter to
Shareholders
January 29, 2010

Dear Shareholders:

The Barrett Growth Fund (the “Fund”) increased 5.37% in the second fiscal quarter ending December 31, 2009.  The Fund has trailed the S&P 500 and its peer group, the Lipper Large-Cap Growth Funds Index, over the entire calendar year of 2009, but most recently that underperformance has narrowed.  Although the Fund underperformed the sharp market recovery in 2009, the Fund performed better than the market and the peer group in the major bear market of 2008.

	Total Returns		Average Annual Total Returns
	Second Quarter	One-Year	Five-Year	Ten Year
	10/1/09-12/31/09	1/1/09-12/31/09	1/1/05-12/31/09	1/1/00-12/31/09
Barrett Growth Fund	5.37%	20.77%	-0.72%	-3.20%
Lipper Large-Cap Growth	7.28%	38.50%	1.01%	-4.51%
Funds Index1
S&P 500® Index2	6.04%	26.46%	0.42%	-0.95%

The performance data quoted represents past performance, which does not guarantee future results.  Current performance may be lower or higher than the performance shown.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Performance data current to the most recent month end may be obtained by calling (877) 363-6333 toll free.  Performance data does not reflect trade date adjustment made to the NAV at the month end. Calculations assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.  Performance would have been lower if fees had not been waived and if expenses had not been reimbursed in various periods.  Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

While the gross expense ratio for the Fund is 3.59% for the fiscal year ended June 30, 2009, the net expense ratio for the Fund was 1.25% for the same period.  Gross expenses are the Fund’s total annual operating expenses without reflecting fee waivers or reimbursements under the expense limitation agreement between the Fund and its investment manager.  These expenses include management fees, 12b-1 distribution and service fees, and other expenses.  Net expenses are the Fund’s total annual operating expenses reflecting contractual fee waivers and/or reimbursements.  The Fund’s investment manager has contractually agreed to waive fees and/or reimburse operating expenses until October 31, 2010 to limit total annual operating expenses to 1.25% of the Fund’s average daily net assets.

1
The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper. An index is unmanaged.  Investors cannot invest directly in an index.

2
The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.  An index is unmanaged.  Investors cannot invest directly in an index.

BARRETT

GROWTH FUND

The Quarter in Review

Stock markets worldwide finished the last calendar quarter of 2009 in strong fashion.  The 6% gain in the broader market for that quarter came on the footsteps of the quarters ended September 30, 2009 and June 30, 2009, when the market advanced more than 15% in each quarter.   While the 6% gain in the last calendar quarter of 2009 was notable, in comparison to the earlier quarters, the last calendar quarter of 2009 reflected some moderation in investors’ enthusiasm.

The technology and consumer discretionary sectors, which led the market advance all year, continued to be leaders in the quarter.  Technology was one of the only sectors to sustain high profit margins in the recession and to continue to show revenue growth in several industry niches.   The consumer discretionary sector rallied from a deep hole in early March, when many investors thought the economic recession would turn into a consumer led depression.  During the last quarter and for the first time in 2009, the healthcare sector performed well, as the prospects for a major industry overhaul that could pressure profits of health care providers seemed to dim.

The Portfolio

As mentioned above, the technology sector was stronger in the quarter and all year long.   In the quarter, several of the Fund’s technology holdings contributed to the Fund’s positive returns.  In order of greatest positive impact, Google, Microsoft, Apple, Oracle and Accenture were the biggest technology contributors.  On the negative end of the spectrum, two financial companies, State Street and Northern Trust, hurt performance as did two industrial companies, Jacobs Engineering and ABB.   State Street and Northern Trust are negatively affected by low short term interest rates, and Jacobs and ABB are affected by currently weak levels of capacity utilization. The biotechnology company, Genzyme, was the worst performing stock in the Fund as the company continued to its address manufacturing issues.   We think many of the company’s manufacturing problems will be resolved in 2010.

The Fund remains diversified by sector and industry; it focuses on companies that offer the best combination of future growth and reasonable valuation within profitable sectors.   Leaders in their respective industries, such as Schlumberger, Monsanto, McDonalds, and Visa are examples of businesses that Barrett Associates, Inc., the Fund’s investment manager (the “Adviser”), believes are well established and highly profitable, with global growth opportunities still in front of them.   The Fund also owns stakes in smaller, faster growing companies such as Tetra Tech, MSCI, Ansys, Riverbed Technology, and Informatica which give the Fund exposure to companies earlier in their growth cycles.  The Adviser believes that the Fund can benefit from investments in smaller companies that are growing due to the demands for their unique products or services.

The following pie chart is a graphical depiction of the sector weightings of the Fund.  As the chart indicates, we remain diversified by sector.  The top holdings of the Fund for the quarter are listed below.

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GROWTH FUND

Top Ten Holdings (Percent of Total Assets)*			Sector Weightings (Percent of Total Investments)*
1.	DEVON ENERGY
	CORPORATION	3.55%
2.	VISA, INC.	3.44%
3.	GOOGLE INC.	3.43%
4.	SCHLUMBERGER LIMITED	3.37%
5.	COSTCO WHOLESALE
	CORPORATION	3.27%
6.	MCDONALD’S CORP.	3.23%
7.	ABB LTD.	3.17%
8.	MEDCO HEALTH
	SOLUTIONS INC.	3.09%
9.	APPLE INC.	2.91%
10.	MICROSOFT
	CORPORATION	2.74%

			** Cash and cash equivalents
* Portfolio characteristics are as of December 31, 2009, and are subject to change at any time.

Investment Outlook

After the powerful recovery in markets from the depths of despair in March, we continue to think that the shape of the economic and profit revival in 2010 and 2011 will determine further market returns.  We believe that global economies will experience a subdued recovery from the “Great Recession” of 2008 and 2009.  Our belief is that, other than government stimulus, there are very few catalysts to propel economic growth.  Consumers in the developed economies are controlling their discretionary spending.  Large corporations are reluctant to add to capacity and employment levels.  Small businesses are having problems accessing credit to expand or even meet existing needs.  The few regions of global health, such as China, are starting to rein in their stimulus programs and initiate actions to curtail inflation.  We feel that a strong recovery in global economies remains the less likely scenario.

Despite our outlook for growth, corporations are posting respectable earnings in a difficult sales environment.  Part of the earnings gains are a result of reduced work forces, which ultimately constrains sales growth.  Companies in the United States have been more proactive than competitors in Europe and Japan in aligning costs to the subdued sales environment.  Nonetheless, we believe that a substantial move in global stock markets appears unlikely until the global economy can produce stronger revenue growth.  As a result we expect stock market returns in 2010 and 2011 to lag the returns we have seen in the last few quarters, but to continue to be positive.

BARRETT

GROWTH FUND

Thank you for choosing the Barrett Growth Fund.  Please visit us at our website, www.barrettgrowthfund.com.  If you have any questions, please call toll-free (877) 363-6333.

Sincerely,

Peter H. Shriver, CFA
President

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Investment Risks:  All investing entails risk, including the possible loss of principal.  Equity securities are subject to price fluctuation. Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.   The Fund may also invest in mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. While it is unlikely to do so, the Fund may use leverage which may increase volatility and the possibility of loss. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The outlook and views presented above are those of the Adviser as of 12/31/09, and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates.  Any such views are subject to change at any time based on market or other conditions, and the Adviser and Legg Mason Investor Services disclaim any responsibility to update such views.  These views are not intended to be a forecast of future events, a guarantee of future results or investment advice.  The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed as to its accuracy or completeness.

This information is intended for the shareholders of the Barrett Growth Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.  Investors should consider the risks, investment objectives, charges and expense of the Fund carefully before investing.  The prospectus contains this and other information about the Fund. Investors should read the prospectus carefully before investing.

Shares of the Barrett Growth Fund are distributed by Legg Mason Investor Services, LLC (Member SIPC/FINRA). Legg Mason Investor Services, LLC and the Adviser are both subsidiaries of Legg Mason, Inc.

BARRETT

GROWTH FUND

Expense Example – December 31, 2009 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (July 1, 2009 – December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2009 to
	July 1, 2009	December 31, 2009	December 31, 2009
Actual Barrett Growth Fund Expenses	$1,000.00	$1,184.90	$6.88
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.90	$6.36

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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GROWTH FUND

Schedule of Investments
December 31, 2009
(Unaudited)

Shares		Value
	COMMON STOCKS - 96.51%
	Beverage and Tobacco Product
	Manufacturing - 1.26%
3,000	PepsiCo, Inc.	$182,400
	Chemical Manufacturing - 10.51%
6,500	Ecolab, Inc.	289,770
5,000	Genzyme Corporation (a)	245,050
6,000	Gilead Sciences, Inc. (a)	259,680
4,000	Johnson & Johnson	257,640
3,500	Monsanto Company	286,125
3,000	The Procter & Gamble
	Company	181,890
		1,520,155
	Computer and Electronic Product
	Manufacturing - 8.38%
2,000	Apple, Inc. (a)	421,720
14,000	Cisco Systems, Inc. (a)	335,160
16,000	Intel Corporation	326,400
1,500	L-3 Communications
	Holdings, Inc.	130,425
		1,213,705
	Credit Intermediation and Related
	Activities - 9.16%
11,000	Bank Of America Corporation	165,660
6,000	Northern Trust Corporation	314,400
8,000	State Street Corporation	348,320
5,700	Visa, Inc.	498,522
		1,326,902
	Electrical Equipment, Appliances
	and Components - 3.94%
5,000	A123 Systems, Inc. (a)	112,200
24,000	ABB Ltd. - ADR	458,400
		570,600
	Food Services and Drinking
	Places - 3.23%
7,500	McDonald’s Corporation	468,300
	General Merchandise Stores - 5.85%
8,000	Costco Wholesale Corporation	473,360
7,000	Wal Mart Stores, Inc.	374,150
		847,510
	Health and Personal Care
	Stores - 3.09%
7,000	Medco Health Solutions, Inc. (a)	447,370
	Insurance Carriers and Related
	Activities - 2.09%
10,000	Verisk Analytics, Inc. (a)	302,800
	Internet Service Providers, Web
	Search Portals - 2.07%
7,000	Automatic Data Processing	299,740
	Machinery Manufacturing - 0.88%
3,000	Donaldson Company, Inc.	127,620
	Miscellaneous Manufacturing - 0.70%
2,000	Stryker Corporation	100,740
	Oil & Gas Extraction - 6.14%
6,000	Anadarko Petroleum Corp.	374,520
7,000	Devon Energy Corporation	514,500
		889,020
	Other Information Services - 3.42%
800	Google, Inc. (a)	495,984

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Schedule of Investments
December 31, 2009
(Unaudited)

Shares		Value
	Professional, Scientific and Technical
	Services - 14.17%
9,000	Accenture Plc	$373,500
7,000	Celgene Corporation (a)	389,760
3,500	Covance, Inc. (a)	190,995
7,000	Jacobs Engineering
	Group, Inc. (a)	263,270
10,000	Omnicom Group, Inc.	391,500
11,000	Riverbed Technology, Inc. (a)	252,670
7,000	Tetra Tech, Inc. (a)	190,190
		2,051,885
	Publishing Industries - 10.97%
4,000	Adobe Systems Incorporated (a)	147,120
7,000	Ansys, Inc. (a)	304,220
8,000	Informatica Corp. (a)	206,880
13,000	Microsoft Corp.	396,370
6,000	MSCI, Inc. (a)	190,800
14,000	Oracle Corporation	343,560
		1,588,950
	Securities, Commodity Contracts, and
	Other Financial Products - 4.71%
16,000	The Charles Schwab Corporation	301,120
8,000	Thermo Fisher Scientific, Inc. (a)	381,520
		682,640
	Support Activities for Mining - 3.37%
7,500	Schlumberger Limited	488,175
	Transportation Equipment
	Manufacturing - 2.57%
6,000	Johnson Controls, Inc.	163,440
3,000	United Technologies Corporation	208,230
		371,670
	Total Common Stocks
	(Cost $12,406,170)	13,976,166
	SHORT-TERM
	INVESTMENTS - 4.40%
	Money Market Fund - 4.40%
636,650	Fidelity Institutional
	Government Portfolio,
	0.03% (b)	636,650
	Total Short-Term Investments
	(Cost $636,650)	636,650
	Total Investments
	(Cost $13,042,820) - 100.91%	14,612,816
	Liabilities in Excess of
	Other Assets - (0.91)%	(131,167)
	Total Net Assets - 100.00%	$14,481,649

Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Assets and Liabilities
December 31, 2009
(Unaudited)

ASSETS:
Investments in securities,
at market value
(Cost: $13,042,820)	$14,612,816
Receivable for investments sold	208,046
Receivable from Adviser	11,019
Dividends and interest receivable	12,596
Prepaid assets	25,858
Receivable for fund shares sold	657
Total assets	14,870,992
LIABILITIES:
Payable for investments purchased	306,555
Accrued distribution
(12b-1) expenses	15,295
Accrued expenses	67,493
Total liabilities	389,343
Net assets applicable to
outstanding capital stock	$14,481,649
NET ASSETS CONSIST OF:
Capital stock	$15,985,152
Accumulated undistributed
net realized loss on investments	(3,072,018)
Unrealized appreciation
on investments	1,568,996
Accumulated undistributed
net investment loss	(481)
Total net assets	$14,481,649
Shares outstanding
(unlimited shares of $0.001
par value authorized)	1,536,904
Net asset value, offering and
redemption price per share	$9.42

Statement of Operations
December 31, 2009
(Unaudited)

INVESTMENT INCOME:
Dividend income	$83,361
Interest income	276
Total investment income	83,637
EXPENSES:
Investment advisory fee	67,702
Shareholder servicing
fees and expenses	25,051
Legal expenses	23,150
Distribution expenses	16,926
Administration fees	16,833
Insurance expense	16,182
Trustees fees and expenses	14,453
Fund accounting fees	13,147
Registration fees	10,856
Reports to shareholders	8,905
Audit fees	8,642
Custody fees	1,935
Other expenses	2,392
Total expenses before
Adviser reimbursement	226,174
Less fees and expenses reimbursed
and waived by Adviser	(141,546)
Net expenses	84,628
Net investment loss	(991)
NET REALIZED AND
UNREALIZED GAINS:
Net realized gain on investments	172,667
Net change in unrealized
appreciation on investments	2,079,460
Net realized and unrealized gain
on investment securities	2,252,127
Net increase in net assets resulting
from operations	$2,251,136

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009
OPERATIONS:
Net investment income (loss)	$(991)	$510
Net realized gain (loss) on investments	172,667	(2,067,399)
Net change in unrealized
appreciation (depreciation) on investments	2,079,460	(3,246,627)
Net increase (decrease) in net assets resulting from operations	2,251,136	(5,313,516)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	342,060	440,355
Proceed from dividends reinvested	—	—
Cost of shares redeemed	(379,666)	(1,815,208)
Net decrease in net assets from capital share transactions	(37,606)	(1,374,853)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,213,530	(6,688,369)
NET ASSETS:
Beginning of period	$12,268,119	$18,956,488
End of period*	$14,481,649	$12,268,119

*	Includes undistributed net investment loss of $481 for the six months ended December 31, 2009 and undistributed net investment income of $510 for the fiscal year ended June 30, 2009.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Financial Highlights

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended
	December 31,
	2009		Years Ended June 30,
	(Unaudited)		2009		2008		2007		2006	2005
NET ASSET VALUE
Beginning of period	$7.95		$10.98		$12.04		$10.53		$9.72	$9.39
OPERATIONS
Net investment income (loss)1	(0.00	)2	0.00	2	(0.02)		0.00	2	(0.02)	(0.02)
Net realized and unrealized
gains (losses) on securities	1.47		(3.03)		(1.04)		1.51		0.83	0.35
Total from investment operations	1.47		(3.03)		(1.06)		1.51		0.81	0.33
LESS DISTRIBUTIONS
Distributions from net
investment income	—		—		0.00	2	—		—	—
NET ASSET VALUE
End of period	$9.42		$7.95		$10.98		$12.04		$10.53	$9.72
Total return	18.49%		(27.60)%		(8.78)%		14.34%		8.33%	3.51%
Net assets at end of period
(000s omitted)	$14,482		$12,268		$18,956		$21,078		$19,742	$17,926
RATIO OF EXPENSES
TO AVERAGE NET ASSETS
Before expense reimbursement	3.34%		3.59%		2.42%		2.51%		2.63%	2.64%
After expense reimbursement	1.25%		1.25%		1.25%		1.25%		1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement	(2.10)%		(2.34)%		(1.30)%		(1.24)%		(1.55)%	(1.62)%
After expense reimbursement	(0.01)%		0.00%	3	(0.13)%		0.02%		(0.17)%	(0.23)%
Portfolio turnover rate	23%		71%		93%		79%		38%	56%

1	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
2	Amount is less than $.005 per share.
3	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Notes to the Financial Statements
For the Six Months Ended December 31, 2009 (Unaudited)

1. ORGANIZATION
The Barrett Growth Fund (the “Fund”) is a diversified series of The Barrett Funds (the “Trust”), a statutory trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates, Inc., serves as the investment adviser (the “Adviser”) for the Fund and is responsible for managing the Fund’s portfolio of securities.

2. SIGNIFICANT	a) Investment Valuation
ACCOUNTING	All equity securities that are traded on a national securities exchange, except
POLICIES
those listed on the Nasdaq National Market® and Small CapSM exchanges (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”), if that is earlier. Corporate bonds, U.S. Government securities and other debt securities are valued using the mean between the closing bid and asked prices provided by a pricing service at the close of the NYSE. The value of these securities used in computing the NAV is determined as of such time. Short-term debt securities, having a maturity of less than 60 days, are valued at amortized cost, which approximates market value.

The current value of any option held by the Fund is its last reported sale price on the exchange on which the security underlying the option is principally traded.  Lacking any sales that day, options are valued at the mean between the bid and asked quotations at the close of the exchange.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent the fair value in the judgment of the Adviser or designee, are valued at fair value under the procedures approved by the Fund’s Board of Trustees.  The fair value of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances, which can include, but are not limited to: (i) fundamental analytical data relating to the investment in the security; (ii) nature and duration of any restriction on the disposition of the security; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) type of security or asset; (v) financial statements of issuer; (vi) cost at date of purchase; (vii) size of holding; (viii) discount from market value of unrestricted securities of the same class at the time of purchase; (ix) special reports prepared by analysts; (x) information as to

BARRETT

GROWTH FUND

any transactions or offers with respect to the security; (xi) existence of merger proposals or tender offers affecting the security; (xii) price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters; (xiii) most recent closing market prices; (xiv) the value of other financial instruments, including derivative securities, traded on other markets or among dealers; (xv) trading volumes on markets, exchanges, or among dealers; (xvi) values of baskets of securities traded on other markets, exchanges, or among dealers; (xvii) changes in interest rates; (xviii) observations from financial institutions; (xix) government (domestic or foreign) actions or pronouncements; and (xx) other news events.

b) Summary of Fair Value Exposure at December 31, 2009

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's investments carried at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$13,976,166	$—	$—	$13,976,166
Total Money Market Funds	$636,650	$—	$—	$636,650
Total Investments in Securities	$14,612,816	$—	$—	$14,612,816

*	For detailed industry descriptions, see the enclosed Schedule of Investments.

c) Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

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GROWTH FUND

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Adviser has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2009), or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains.  At June 30, 2009, the Fund had accumulated capital loss carryforwards for tax purposes as follows:

Date of Expiration	Amount
June 30, 2012	$ 206,670
June 30, 2017	$1,960,247

As of June 30, 2009, the Fund deferred post-October losses of $1,153,310, which will be recognized in the fiscal year ending June 30, 2010.

d) Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through February 24, 2010, the date the financial statements were available to be issued.  This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

f) Line of Credit

The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund’s borrowings cannot exceed the lesser of $6,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly. The Fund did not borrow on the line of credit during the six months ended December 31, 2009.

BARRETT

GROWTH FUND

g) Other

Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

3. AGREEMENTS
The Trust has entered into an Investment Management Agreement (the “Management Agreement”) with the Adviser, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Management Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of extraordinary expenses, such as litigation and merger or reorganization costs) do not exceed 1.25% of its average daily net assets until October 31, 2010.  Accordingly, during the six months ended December 31, 2009, the Adviser waived advisory fees and paid fund expenses in the amount of $141,546.  Any such waiver or expense payment is subject to later adjustment to allow the Adviser to recoup amounts waived or paid to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

Waived/paid expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Recoverable Amount
6/30/10	$260,750
6/30/11	$243,526
6/30/12	$325,814

4. DISTRIBUTION PLAN
The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, which provides that the Fund may reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to reimburse the Fund’s distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

BARRETT

GROWTH FUND

5. INVESTMENT	The aggregate purchases and sales of securities, excluding short-term
TRANSACTIONS	investments, by the Fund for the year ended December 31, 2009 were as follows:

Purchases	Sales
$3,019,454	$3,232,821

6. SHARES OF		Six Months Ended	Year Ended
BENEFICIAL		December 31, 2009	June 30, 2009
INTEREST
	Shares sold	37,725	53,612
	Shares issued from
	reinvestment of dividends	—	—
	Shares redeemed	(44,681)	(235,436)
	Net decrease in shares	(6,956)	(181,824)
	Shares outstanding:
	Beginning of period	1,543,860	1,725,684
	End of period	1,536,904	1,543,860

BARRETT

GROWTH FUND

7. DISTRIBUTIONS TO SHAREHOLDERS	The tax character of distributions paid during the years ended June 30, 2009 and 2008 was as follows:

	2009	2008
Ordinary income	$—	$4,685
Long-term capital gains	—	—
Total	$—	$4,685

At June 30, 2009, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost basis of investments for
federal income tax purposes	$12,777,938
Gross tax unrealized appreciation	1,263,469
Gross tax unrealized depreciation	(1,698,390)
Net tax unrealized depreciation	(434,921)
Undistributed ordinary income	510
Undistributed long-term capital gain	—
Total distributable earnings	510
Other accumulated losses	(3,320,227)
Total accumulated earnings	$(3,754,638)

The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and tax-free transfer of securities.

BARRETT

GROWTH FUND

Additional Information
(Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS INDEPENDENT TRUSTEES

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee
Gerard E. Jones (73)	Trustee	Indefinite Term	Independent Trustee of the	1	Tractor
c/o Barrett Associates, Inc.	and	10 Years Served	Trust since August 2003		Supply
90 Park Avenue	Chairman		(Trustee Emeritus 2000-2003;		Company,
New York, NY 10016	of the		Independent Trustee 1998-2000);		The Nature
	Board		Managing Partner, Gerard E.		Conservancy
			Jones, P.C. and Advisor,		of Vermont,
			Corporate Governance Advisors		Calvin
			(legal services) from April 2003		Coolidge
			through 2005; Of Counsel,		Foundation,
			Shipman & Goodwin, LLP from		Vermont
			2001 to 2003; Partner, Bingham		Law School
McCutchen, LLP (formerly
known as Richards & O’Neil,
LLP) (law firm) from 1972
through 2001.

Ronald E. Kfoury (51)	Trustee	Indefinite Term	Independent Trustee of the	1	None
c/o Barrett Associates, Inc.		10 Years Served	Trust since its inception in 1998;
90 Park Avenue			Managing Director, Arpent
New York, NY 10016			(software and professional
services company) since October
2006; Chief Executive Officer of
Clockware, Inc. (software
company) from November 2000
through October 2006; Managing
Director, Analect, Limited
(management consulting)
from 1992 through 2000.

BARRETT

GROWTH FUND

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen	Held by
Name, Age and Address	the Trust	Time Served	During Past Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES (Continued)

Edward M. Mazze, PhD. (69)	Trustee	Indefinite Term	Independent Trustee of the Trust	1	Washington
c/o Barrett Associates, Inc.		8 Years Served	since January 2001; Distinguished		Trust
90 Park Avenue			University Professor of Business		Bancorp,
New York, NY 10016			Administration, University of		Inc.;
			Rhode Island since 2006; Dean,		Technitrol,
			College of Business Administration		Inc.
			of the University of Rhode Island		(electronics
			(1998-2006); Director, Technitrol Inc.		manu-
			since 1985; Director, Washington		facturer)
Trust Bancorp. Inc. since 2000;
Honorary Board Member,
Delaware Valley College of
Science and Agriculture since
1997; Dean of the Belk College
of Business Administration of
The University of North Carolina
at Charlotte from 1993 to 1998.

Rosalind A. Kochman (73)	Trustee	Indefinite Term	Independent Trustee of the Trust	1	Director and
c/o Barrett Associates, Inc.		1 Year Served	since May 2008. Health care		Chairman of
90 Park Avenue			consultant and retired attorney;		the Board of
New York, NY 10016			prior to 2002, Chief Executive		Barrett
			Officer, Brooklyn Eye Surgery		Opportunity
			Center, and Administrator,		Fund, Inc.
Kochman, Lebowitz & Mogil, MDs
(ophthalmic physicians).

INTERESTED TRUSTEE

Peter H. Shriver (57)	Trustee	Indefinite Term	President of Barrett Associates,	1	Trustee at
c/o Barrett Associates, Inc.	and	Trustee -	Inc. since April 2004; previously		Buck Hill
90 Park Avenue	President	1 Year Served;	Executive Vice President and		Conservation
New York, NY 10016		President -	Managing Director of Barrett		Foundation
		10 Years Served	Associates, Inc. since 1989;
Trustee at Buck Hill Conservation
Foundation.

BARRETT

GROWTH FUND

	Position(s)	Term of Office
	Held with	and Length of	Principal Occupation
Name, Age and Address	the Trust	Time Served	During Past Five Years

OFFICERS

Paula J. Elliott (59)	Secretary	Indefinite Term	Vice President of Barrett Associates, Inc. since 1995
c/o Barrett Associates, Inc.	and	10 Years Served	and Assistant Treasurer for Barrett Associates, Inc.
90 Park Avenue	Treasurer		since July 2004. AML Compliance Officer from
New York, NY 10016			February 2003 to September 2004 and Compliance
Officer from January 2004 to September 2004 for the
Barrett Growth Fund.

Robert J. Milnamow (58)	Vice	Indefinite Term	Managing Director and Director of Research of
c/o Barrett Associates, Inc.	President	5 Years Served	Barrett Associates, Inc. since November 2003;
90 Park Avenue	and Chief		previously Managing Member at Thayer Pond LLC
New York, NY 10016	Investment		since 2001 and Senior Portfolio Manager at
	Officer		Rockefeller & Co. from 1998-2001.

Fred Jensen (46)	Chief	Indefinite Term	Director of Compliance, Legg Mason Office of the
c/o Barrett Associates, Inc.	Compliance	1 Year Served	CCO (since April 2006); Chief Compliance Officer of
90 Park Avenue	Officer		Legg Mason Private Portfolio Group. Prior to April
New York, NY 10016			2006, Vice President of Investment Advisory
Compliance for Guardian Insurance Company of
America. Formerly, Chief Compliance Officer of
Reserve Funds.

John Chiota (40)	Chief Anti-	Indefinite Term	Vice President of Legg Mason & Co. (since 2005);
c/o Barrett Associates, Inc.	Money	2 Years Served	Vice President at CAM (since 2004); Anti-Money
90 Park Avenue	Laundering		Laundering Coordinator for Legg Mason & Co.
New York, NY 10016	Compliance		(since 2006); Chief Anti-Money Laundering
	Officer and		Compliance Officer of certain mutual funds
	Identity Theft		associated with Legg Mason & Co. (since 2006); Prior
	Prevention		to August 2004, Chief Anti-Money Laundering
	Officer		Compliance Officer of TD Waterhouse.

Audit Committee

As of December 31, 2009 the Audit Committee was made up of all four of the Independent Trustees as follows:  Ronald E. Kfoury, Gerard E. Jones, Dr. Edward M. Mazze and Rosalind A. Kochman.  Pursuant to its Charter, the Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.  The Audit Committee generally meets twice each year with the independent registered public accounting firm.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at (877) 363-6333.

BARRETT

GROWTH FUND

2. AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Barrett Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request, by calling toll-free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Barrett Growth Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The complete schedules of the Fund’s holdings for the second and fourth quarters of each year are contained in the Fund’s semi-annual and annual shareholder reports, respectively, which are filed with the SEC on Form N-CSR. The Fund’s Forms N-Q and Forms N-CSR are available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A list of the Fund’s top ten holdings can be accessed through the Adviser’s website at www.barrettassociates.com.

4. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Basis for Approval of the Fund’s Investment Management Agreement

The Board of Trustees is responsible for overseeing the performance of the Fund’s Adviser and determining whether to continue the Management Agreement between the Fund and the Adviser on an annual basis.  At a meeting of the Board of Trustees held on September 30, 2009 (the “September Meeting”), the Board of Trustees, including the Independent Trustees, approved the renewal of the Fund’s Management Agreement.  In connection with this determination, the Board considered a variety of factors, including information furnished specifically for its consideration of the continuation of the Management Agreement and information that had been provided throughout the year at regular board meetings.  In advance of and at the September Meeting, the Trustees requested, received and reviewed materials specifically relating to the continuation of the Management Agreement.  The requested information included special reports comparing the Fund’s investment performance with those of other mutual funds deemed comparable to the Fund, as well as performance comparison to appropriate indices.  The materials also included information regarding comparative advisory fee rates and expense ratios and the Advisor’s profitability and financial condition, including advisory fee revenue and separate account advisory fee schedules.

In considering these materials, the Independent Trustees received assistance and advice from, and met separately with, independent legal counsel. The Board of Trustees received a memorandum from independent legal counsel discussing the factors generally regarded as appropriate to consider in its evaluation of advisory arrangements and a copy of the Management Agreement.  Based upon its review of such material and information, together with other relevant information, the Board of Trustees, including a majority of Independent Trustees, concluded that the existing Management Agreement was fair and reasonable and that its continuance was in the best interest of Fund shareholders. In reaching this decision, the Board took into account a combination of factors, including the (i) nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of shareholders; as well as other relevant considerations such as the management fee and the reasonableness of expenses charged to the Fund.  The following is a summary of the Board’s discussion and views regarding these factors.

BARRETT

GROWTH FUND

Nature, Extent and Quality of Services Provided

With respect to the nature, extent and quality of services provided by the Adviser, the Board considered the high level of quality of the portfolio management team and other investment resources available to the Fund, and the long-term goals of the Fund.  The Board specifically considered the Adviser’s history of money management and the consistent services provided to the Fund over the long-term and recognized that the Fund provides shareholders with access to top-notch money management capability that would not otherwise be available to such shareholders.  The Board confirmed that the services the Adviser provided to the Fund were comparable to the services provided to its other clients.

Investment Performance

The Board also considered the relative performance of the Fund to its peers as provided in reports created by Lipper Inc., and its benchmarks.  The Trustees noted that the Fund’s performance had historically exceeded the Lipper Large Cap Growth Funds peer group and determined that the Fund’s performance was competitive with its peers and was consistent with shareholders’ expectations and the investment mandate of the Fund.  The Trustees concluded that the Fund continues to provide solid performance consistent with its shareholders’ expectations.

Costs of the Service to be Provided to the Fund and the Profits to be Realized by the Adviser from the Relationship with the Fund.

The Board also carefully considered the advisory fee relative to the Fund’s expense ratio and compared it to advisory fees of the Fund’s peer group.  The Board noted the Fund’s 1.25% expense cap and the fact that the Adviser had contractually agreed to extend the expense waiver agreement for another year.  In addition, the Board considered the advisory fees charged by the Adviser for managing the Fund as compared to other accounts managed by the Adviser similar in style to the Fund.  Taking into consideration the services provided to the other accounts and the explanations provided by the Adviser of the fees charged to such other accounts, the Board noted that the fees charged to the Fund were comparable to the other accounts managed by the Adviser.

Extent of Economies of Scale

The Board examined whether the Fund is realizing any economies of scale that should be passed on to its shareholders. The Board concluded that, given the Fund’s small size, there are no economies of scale as evidenced by the subsidy provided by the Adviser and that with respect to overall expenses, the Fund’s operating expenses remain attractive.  In addition, the Trustees noted that the Adviser has not experienced any profits from managing the Fund due to the Adviser waiving its entire fee under the Fund’s fee and expense waiver.

Conclusions

The Board concluded that it was satisfied with the nature, extent and quality of services provided by the Adviser; the Fund’s relative performance; and the Fund’s overall level of fees and expenses, which were below the average of its peers and at the median of its peers. The Trustees also commended management for continuing to subsidize the Fund’s expenses and noted the consistently high level of compliance, legal and financial reporting.  The Board recognized the significant contribution that the Adviser provides the Fund in not only investment advisory, but also administrative and compliance services.

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INVESTMENT ADVISER
Barrett Associates, Inc.
90 Park Avenue
New York, NY  10016

DISTRIBUTOR
Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD  21202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 RiverCenter Drive, Suite 302
Milwaukee, WI  53212

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

TN09-5534

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding the required disclosure.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics. Not Applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Barrett Funds

By (Signature and Title)      /s/ Peter H. Shriver
Peter H. Shiver, President

Date   February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Peter H. Shriver
Peter H. Shiver, President

Date   February 25, 2010

By (Signature and Title)      /s/ Paula J. Elliott
Paula J. Elliott, Treasurer

Date   February 25, 2010